Deferred Income Taxes (Details 3) $ in Thousands	Dec. 31, 2019 CAD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unrecognized unused non-capital losses	$ 11,816
Two Thousand Twenty Six
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unrecognized unused non-capital losses	56
Two Thousand Twenty Seven
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unrecognized unused non-capital losses	237
Two Thousand Thirty
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unrecognized unused non-capital losses	478
Two Thousand Thirty One
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unrecognized unused non-capital losses	817
Two Thousand Thirty Two
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unrecognized unused non-capital losses	876
Two Thousand Thirty Three
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unrecognized unused non-capital losses	286
Two Thousand Thirty Four
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unrecognized unused non-capital losses	854
Two Thousand Thirty Five
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unrecognized unused non-capital losses	1,064
Two Thousand Thirty Six
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unrecognized unused non-capital losses	0
Two Thousand Thirty Seven
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unrecognized unused non-capital losses	4,328
Two Thousand Thirty Eight
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unrecognized unused non-capital losses	837
Two Thousand Thirty Nine
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unrecognized unused non-capital losses	846
No date of expiry
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unrecognized unused non-capital losses	$ 1,137